Label	Element	Value
iMGP Global Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iMGP Global Select Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iMGP Global Select Fund (the “Global Select Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Select Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Global Select Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Global Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Global Select Fund are held in a taxable account as compared to shares of investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Select Fund’s performance. During the most recent fiscal year, the Global Select Fund’s portfolio turnover rate was 108.86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.86%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Global Select Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Global Select Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Select Fund’s operating expenses remain the same. The cost for the Global Select Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Global Select Fund invests in the securities of companies that the sub-advisors to the Global Select Fund (each, a “manager” or “sub-advisor”) believe have strong appreciation potential. The Advisor believes that giving highly disciplined managers latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Global Select Fund to seek skilled managers, give them broad flexibility, limit them to their highest-conviction ideas and create diversification at the overall fund level by choosing managers with complementary styles, which the Advisor believes also should reduce risk. The Advisor is responsible for recommending which sub-advisors to hire or remove. Before hiring a sub-advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the Global Select Fund’s portfolio assets to each sub-advisor. The Advisor is responsible for establishing the target allocation of the Global Select Fund’s assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth, value, and blend) and market capitalization exposure (large-cap, mid-cap and small-cap companies) and may adjust the target allocations at its discretion. Market performance may result in allocation drift among the managers of the Global Select Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre-established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub-advisor. The Advisor monitors the individual portfolios managed by the sub-advisors to ensure that the overall portfolio does not include any unintentional over-weights to market capitalization levels, sectors, industries or individual securities. Under normal conditions, each sub-advisor manages a portion of the Global Select Fund’s assets by independently managing a portfolio typically composed of at least 10, but not more than 35 stocks (resulting in total Fund holdings of 45 to 85 different stocks).
Under normal market conditions, the Global Select Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Typically, the Fund invests between 25%-75% in equity securities of U.S. companies and between 25-75% of its net assets in equity securities of non-U.S. companies. The specific allocation to U.S. and non-U.S. securities will vary from time to time based on the sub-advisors’ assessment of domestic and international market conditions. An issuer is considered to be “located” in a particular country on the basis of its domicile, its principal place of business or headquarters, its primary stock exchange listing, and/or the primary source of its revenues (i.e., at least 50% of its revenues are generated in that country). There is no minimum portion of the Global Select Fund’s assets required to be invested in any single country, but the Global Select Fund will invest more than 25% of its assets, and typically a much higher percentage, in non-U.S. countries. The Global Select Fund may invest in emerging markets. iM Global defines an emerging market country as any country that is included in the MSCI Emerging Markets Index. Each sub-advisor may, at its discretion, invest in foreign currencies or use currency futures or forwards to hedge the currency risk of holding non-U.S. Dollar denominated securities.
Securities in which the Global Select Fund may invest include predominantly equity securities (common stocks). The Global Select Fund may focus its investments in certain sectors – including, but not limited to, the healthcare and technology sectors – from time to time as a result of the implementation of the Global Select Fund’s investment strategy by the sub-advisors, but sector focus is not a principal strategy of the Fund. Investment in a sector typically includes investment in multiple industries within a sector. The Fund invests in securities of all sizes, but typically focuses on the securities of large- and mid-sized companies, as measured by market capitalization at the time of acquisition.
The Global Select Fund’s three sub-advisors (four portfolio segments) emphasize different stock-picking styles and invest in stocks spanning a range of market capitalizations. The Fund’s four sub-advised portfolios can generally be described as: (1) global mid cap value, (2) global large cap growth, (3) global small/mid cap growth, and (4) global large cap value, with target allocations to each portfolio as indicated in the following table:

SUB- ADVISOR	TARGET ASSET ALLOCATION	MARKET CAPITALIZATION OF COMPANIES IN PORTFOLIO	STOCK‑PICKING STYLE
Nuance Investments, LLC (“Nuance”)	30%	All sizes, but mostly mid-sized companies	Value
Polen Capital Management, LLC (“Polen Capital”)	20%	Large-sized companies	Growth
Polen Capital	20%	Small- and mid-sized companies	Growth
Scharf Investments, LLC (“Scharf”)	30%	All sizes, but mostly large-sized companies	Value
The Global Select Fund’s global mid-cap value strategy managed by Nuance focuses on the belief that the ability to outperform the broad stock market requires a consistent and disciplined value investing approach. Nuance seeks to generate investment returns by diligently reviewing one company at a time on its own investment merits. Through long-term study of each company and thorough analysis of financial statements, management strategy and competitive position, using both fundamental research and interviews of management teams to help evaluate the sustainability of leading businesses, Nuance seeks to identify companies it considers to be best in class and having a long-term competitive advantage. With respect to valuation, Nuance seeks to identify potential holdings that are undervalued in the marketplace for transitory reasons because of a period of lower earnings that in Nuance’s view is not unusual in the context of typical industry cycles or a specific company’s approach to the competitive landscape.
The Global Select Fund’s large cap growth strategy managed by Polen Capital focuses on investments in large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in Polen Capital’s opinion, have a sustainable competitive advantage. Polen Capital uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage, focusing on five principal “guardrails”, including (i) return on equity, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets, (iv) stable or growing profit margins, and (v) organic revenue growth, to narrow down the broad universe to the types of businesses in which the Global Select Fund will invest. The Global Select Fund’s large cap growth strategy invests in high-quality large capitalization growth companies that Polen Capital believes have a competitive advantage within an industry and can deliver sustainable, above-average earnings growth.
The Global Select Fund’s global small/mid cap growth strategy is also managed by Polen Capital and focuses investments in small and mid-cap companies that, at the time of purchase, are within the range of the market capitalizations of companies in the MSCI ACWI SMID Index. As of December 31, 2022, the average weighted market capitalization of the issuers in the MSCI ACWI SMID Index was approximately $8.2 billion. Polen Capital’s investment process and philosophy with respect to the small/mid cap growth strategy follows the same fundamental principles as described above for the large cap growth strategy to identify companies with a competitive advantage, including an assessment of the management team, business model and performance against competitors, among other factors. In addition, the small/mid cap strategy focuses on five investment criteria that must be satisfied by each company in which the Fund invests: each company must (i) be uniquely positioned, (ii) have a repeatable sales process, (iii) have a robust business model, (iv) have an effective management team, and (v) have value-creating reinvestment opportunities. Polen Capital may sell an existing holding of the Global Select Fund’s small/mid cap growth portfolio if a company ceases to meet one of these criteria.
The Global Select Fund’s global large cap value strategy managed by Scharf invests in equity securities of companies of all size market capitalizations, with a focus on large capitalization companies. Scharf utilizes five key elements in its equity investment philosophy: (i) low valuation, (ii) discount to fair value, (iii) investment flexibility, (iv) focus and (v) long-term perspective. Through a proprietary screening process, Scharf seeks to identify investments with low valuations combined with growing earnings, cash flow and/or book value, which Scharf describes as “growth stocks at value prices.” Scharf targets companies it can purchase at a 30% discount due to temporary market mispricing and considers certain factors, including, among others, a company’s market conditions and earnings stream, to determine whether a low valuation is temporary and therefore a candidate for investment, or structural and reflecting a larger underlying issue that would make an investment unattractive.
Each sub-advisor applies its investment process when determining when a security may be sold. Generally, a security may be sold: (1) if the sub-advisor believes the security’s market price exceeds the its estimate of intrinsic value; (2) if the sub-advisor’s view of the business fundamentals (profitability, balance sheet stability, product acceptance, competitive advantages) or management of the underlying company changes; (3) if a more attractive investment in terms of long-term growth potential is found; (4) if general market conditions that may include changes in employment rates, interest rate fluctuations, changes in fiscal policies, changes in regulations and other factors trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investment in stocks exposes shareholders of the Global Select Fund to the risk of losing money if the value of the stocks held by the Fund declines during the period an investor owns shares in the Global Select Fund. An investment in the Global Select Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment. Some or all of these risks may adversely affect the Global Select Fund’s net asset value per share, total return and/or ability to meet its objective.
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	Foreign Investment Risk. This is the risk that an investment in foreign (non-U.S.) securities may cause the Global Select Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. ‘
•	Emerging Markets Risk. This is the risk that the value of the Global Select Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.
•	Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Global Select Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
•	Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.
•	Market Risk. The value of the Global Select Fund’s shares will fluctuate based on the performance of the Global Select Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Global Select Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Global Select Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.
•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Global Select Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.
•	Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies.
•	Smaller Companies Risk. The Global Select Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.
•	Multi-Management Risk. Because portions of the Global Select Fund’s assets are managed by different portfolio managers using different styles, the Global Select Fund could experience overlapping security transactions that could lead to unintended concentration in certain securities. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses and tax inefficiencies compared to using a single investment manager.
•	Large Shareholder Purchase and Redemption Risk. The Global Select Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Global Select Fund. Such large shareholder redemptions may cause the Global Select Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Global Select Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Global Select Fund’s performance to the extent that the Global Select Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Global Select Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Global Select Fund’s expense ratio.
•	Sector Weightings Risk. Although sector focus is not a principal strategy of the Global Select Fund, the Global Select Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies. To the extent that the Global Select Fund emphasizes investments in a particular sector, the Global Select Fund has the potential to be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Global Select Fund may potentially face more risks than if it were diversified broadly over numerous sectors.

¡	Healthcare Sector Risk. The Global Select Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
¡	Technology Sector Risk. The Global Select Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.
•	Investment Selection Risk. The sub-advisors’ portfolio managers may select investments that underperform and investors’ Fund shares may decline in value. This risk may be more significant when sub-advisors concentrate their holdings in a limited number of securities as may be the case in the Global Select Fund because concentration can magnify the potential for gains and losses from individual securities. This risk may be greater for multi-manager funds compared to funds with a single manager.
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Global Select Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Global Select Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Global Select Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or a sub-advisor’s control, including instances at third parties. The Global Select Fund, the Advisor and each sub-advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•	Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by the manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or that security’s value may decrease.
•	Portfolio Turnover Risk. This is the risk that the Global Select Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of the Global Select Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the Global Select Fund to the risk of losing money if the value of the stocks held by the Fund declines during the period an investor owns shares in the Global Select Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Global Select Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Global Select Fund. The bar chart shows changes in the performance of the Global Select Fund’s Institutional Class shares from year to year. The table below shows how the Global Select Fund’s average annual total returns of the Institutional Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and an index of peer group mutual funds. Past performance, before and after taxes, does not necessarily indicate how the Global Select Fund will perform in the future. Updated performance information is available on the Global Select Fund’s website at www.imgpfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Global Select Fund. The bar chart shows changes in the performance of the Global Select Fund’s Institutional Class shares from year to year. The table below shows how the Global Select Fund’s average annual total returns of the Institutional Class for the 1-, 5- and 10-year periods compare to those of a broad-based market index and an index of peer group mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgpfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the Global Select Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Global Select Fund Institutional Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown above, the highest and lowest quarterly returns earned by the Fund were:

Highest:	22.68%	Quarter ended June 30, 2020
Lowest:	-24.62%	Quarter ended March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In connection with certain portfolio manager and investment strategy changes, effective July 29, 2022, the Global Select Fund’s primary benchmark changed from the Russell 3000® Index to the MSCI World Index. Effective the same date, the Global Select Fund’s secondary benchmark is the MSCI All Country World Index (ACWI).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Global Select Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and donot reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Global Select Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Global Select Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Global Select Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.

iMGP Global Select Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.37%
Interest and Dividend Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[1]
One Year	rr_ExpenseExampleYear01	$ 103
Three Years	rr_ExpenseExampleYear03	409
Five Years	rr_ExpenseExampleYear05	756
Ten Years	rr_ExpenseExampleYear10	$ 1,734
2013	rr_AnnualReturn2013	35.14%
2014	rr_AnnualReturn2014	11.07%
2015	rr_AnnualReturn2015	(1.87%)
2016	rr_AnnualReturn2016	11.98%
2017	rr_AnnualReturn2017	21.15%
2018	rr_AnnualReturn2018	(9.91%)
2019	rr_AnnualReturn2019	27.55%
2020	rr_AnnualReturn2020	19.52%
2021	rr_AnnualReturn2021	17.75%
2022	rr_AnnualReturn2022	(25.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.62%)
One Year	rr_AverageAnnualReturnYear01	(25.52%)
Five Years	rr_AverageAnnualReturnYear05	3.79%
Ten Years	rr_AverageAnnualReturnYear10	9.18%
iMGP Global Select Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(29.72%)
Five Years	rr_AverageAnnualReturnYear05	0.31%
Ten Years	rr_AverageAnnualReturnYear10	6.35%
iMGP Global Select Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.10%)
Five Years	rr_AverageAnnualReturnYear05	3.01%
Ten Years	rr_AverageAnnualReturnYear10	7.26%
iMGP Global Select Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.14%
Five Years	rr_AverageAnnualReturnYear05	6.14%
Ten Years	rr_AverageAnnualReturnYear10	8.85%
iMGP Global Select Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.21%	[3]
Five Years	rr_AverageAnnualReturnYear05	8.79%	[3]
Ten Years	rr_AverageAnnualReturnYear10	12.13%	[3]
iMGP Global Select Fund | Morningstar US Global Large Blend Category (reflects net performance of funds in this group)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.42%
Five Years	rr_AverageAnnualReturnYear05	4.40%
Ten Years	rr_AverageAnnualReturnYear10	7.50%

[1]	iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the Global Select Fund, has contractually agreed to limit the Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2024 to an annual rate of 0.98% on the first $750 million of the Global Select Fund’s assets (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.
[2]	iM Global has separately contractually agreed through April 30, 2024 to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the Fund’s daily net assets retained by iM Global is 0.40% on the first $750 million of assets and 0.30% on assets over $750 million. This agreement may be terminated at any time by the Board of the Trust upon sixty (60) days’ written notice to iM Global, and iM Global may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. iM Global has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[3]	In connection with certain portfolio manager and investment strategy changes, effective July 29, 2022, the Global Select Fund’s primary benchmark changed from the Russell 3000® Index to the MSCI World Index. Effective the same date, the Global Select Fund’s secondary benchmark is the MSCI All Country World Index (ACWI).